CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Class A ordinary shares [Member] CNY (¥) shares	Class B ordinary shares [Member] CNY (¥) shares	IPO [Member] CNY (¥)	IPO [Member] Class A ordinary shares [Member] CNY (¥) shares	Private placement [Member] CNY (¥)	Private placement [Member] Class A ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] IPO [Member] CNY (¥)	Additional paid-in capital [Member] Private placement [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	Pre-IPO ordinary shares [Member] CNY (¥) shares	NetEase [Member] CNY (¥)	NetEase [Member] Additional paid-in capital [Member] CNY (¥)	Other shareholders [Member] CNY (¥)	Other shareholders [Member] Ordinary shares [Member] CNY (¥) shares	Other shareholders [Member] Accumulated deficit [Member] CNY (¥)	Other shareholders [Member] Non-controlling interests [Member] CNY (¥)
Balance at Dec. 31, 2016		¥ (850,120)							¥ 41	¥ 28,506				¥ (664,442)		¥ (214,225)
Balance (Shares) at Dec. 31, 2016 | shares									65,387,160
Loss for the year		(163,932)												(133,577)		(30,355)
Share-based compensation expenses		5,290								5,290
Capital injection from a non-controlling interests shareholder		1,500														1,500
Deemed contribution related to acquisition of businesses under common control		49,265								49,265
Balance at Dec. 31, 2017		(957,997)							¥ 41	83,061				(798,019)		(243,080)
Balance (Shares) at Dec. 31, 2017 | shares									65,387,160
Loss for the year		(209,295)												(208,910)		(385)
Share-based compensation expenses		6,176								6,176
Foreign currency translation adjustment		496													¥ 496
Appropriation to statutory reserves													¥ 292	(292)
Issuance of shares to NetEase																		¥ 41	¥ 41
Issuance of shares to other shareholders																				¥ 711	¥ 17	¥ (243,659)	¥ 244,353
Issuance of shares to other shareholders (in shares) | shares																					26,612,840
Deemed contribution related to acquisition of businesses under common control		44,024								44,024
Deemed contribution from NetEase Group related to issuance of preferred shares		4,722																¥ 4,722	¥ 4,722
Accretions of convertible redeemable preferred shares		(30,311)												(30,311)
Balance at Dec. 31, 2018		(1,141,433)							¥ 58	138,024			292	(1,281,191)	496	888	¥ 58
Balance (Shares) at Dec. 31, 2018 | shares									92,000,000								92,000,000
Loss for the year	$ (86,393)	(601,455)												(601,503)		48
Share-based compensation expenses		25,074								25,074
Foreign currency translation adjustment	(2,158)	(15,023)													(15,023)
Appropriation to statutory reserves													1,494	(1,494)
Redesignation of Pre-IPO ordinary shares into Class A and Class B ordinary shares upon initial public offering ("IPO")			¥ 2	¥ 56													¥ (58)
Redesignation of Pre-IPO ordinary shares into Class A and Class B ordinary shares upon initial public offering ("IPO") (shares) | shares			2,867,640	89,132,360													(92,000,000)
Share issuance upon IPO, net of issuance cost					¥ 621,947	¥ 4					¥ 621,943
Share issuance upon IPO, net of issuance cost (shares) | shares						5,600,000
Share issuance upon concurrent private placement							¥ 881,662	¥ 5				¥ 881,657
Share issuance upon concurrent private placement (shares) | shares								7,352,941
Conversion of convertible preferred shares into Class A shares upon IPO					¥ 496,545	¥ 5					¥ 496,540
Conversion of convertible preferred shares into Class A shares upon IPO (Shares) | shares						6,814,815
Deemed contribution related to acquisition of businesses under common control		69,603								69,603
Accretions of convertible redeemable preferred shares		(35,893)												(35,893)
Balance at Dec. 31, 2019	$ 43,240	¥ 301,027	¥ 16	¥ 56						¥ 2,232,841			¥ 1,786	¥ (1,920,081)	¥ (14,527)	¥ 936
Balance (Shares) at Dec. 31, 2019 | shares			22,635,396	89,132,360